UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $2,695,207 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLTEL CORP                    COM              020039103    50726   838724 SH       SOLE                   838724
AMERICAN TOWER CORP            CL A             029912201   118430  3176779 SH       SOLE                  3176779
APPLE COMPUTER INC             COM              037833100    67872   800000 SH       SOLE                   800000
BOYD GAMING CORP               COM              103304101    37929   837100 SH       SOLE                   837100
BROADWING CORP                 COM              11161E101   117150  7500000 SH       SOLE                  7500000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   117813  4136700 SH       SOLE                  4136700
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   206688  2952685 SH       SOLE                  2952685
CHARTER COMMUNICATIONS INC D   CL A             16117M107    46845 15308800 SH       SOLE                 15308800
CITADEL BROADCASTING CORP      COM              17285T106     5668   569042 SH       SOLE                   569042
CONVERA CORP                   CL A             211919105     1939   422544 SH       SOLE                   422544
DOBSON COMMUNICATIONS CORP     CL A             256069105    96557 11085813 SH       SOLE                 11085813
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    52787  1790000 SH       SOLE                  1790000
EMMIS COMMUNICATIONS CORP      CL A             291525103    20866  2532300 SH       SOLE                  2532300
EQUINIX INC                    COM NEW          29444U502   124909  1651800 SH       SOLE                  1651800
FIBERTOWER CORP                COM              31567R100    69284 11783025 SH       SOLE                 11783025
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   128389  1933856 SH       SOLE                  1933856
GOOGLE INC                     CL A             38259P508   124790   271000 SH       SOLE                   271000
INTERPUBLIC GROUP COS INC      COM              460690100    73540  6008200 SH       SOLE                  6008200
LAS VEGAS SANDS CORP           COM              517834107    74626   834000 SH       SOLE                   834000
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    19513   904650 SH       SOLE                   904650
LIONS GATE ENTMNT CORP         COM NEW          535919203    27757  2586900 SH       SOLE                  2586900
MONSTER WORLDWIDE INC          COM              611742107    12360   265000 SH       SOLE                   265000
MOVE INC COM                   COM              62458M108    75444 13692201 SH       SOLE                 13692201
NETFLIX COM INC                COM              64110L106    41219  1593931 SH       SOLE                  1593931
NETRATINGS INC                 COM              64116M108    60852  3475284 SH       SOLE                  3475284
NEUSTAR INC                    CL A             64126X201    91130  2809200 SH       SOLE                  2809200
NTELOS HLDGS CORP              COM              67020Q107    17934  1003000 SH       SOLE                  1003000
REGAL ENTMT GROUP              CL A             758766109    39442  1850000 SH       SOLE                  1850000
RESEARCH IN MOTION LTD         COM              760975102   131716  1030800 SH       SOLE                  1030800
RURAL CELLULAR CORP            CL A             781904107    13342  1015365 SH       SOLE                  1015365
SBA COMMUNICATIONS CORP        COM              78388J106   108254  3936500 SH       SOLE                  3936500
SINA CORP                      ORD              G81477104    36217  1261900 SH       SOLE                  1261900
STATION CASINOS INC            COM              857689103    40345   494000 SH       SOLE                   494000
TIME WARNER TELECOM INC        CL A             887319101   117990  5920200 SH       SOLE                  5920200
UNITED STATES CELLULAR CORP    COM              911684108   106911  1536300 SH       SOLE                  1536300
WARNER MUSIC GROUP CORP        COM              934550104    28107  1224700 SH       SOLE                  1224700
WYNN RESORTS LTD               COM              983134107    59426   633204 SH       SOLE                   633204
XO HOLDINGS INC	               COM              98417K106    20590  4788330 SH       SOLE                  4788330
YAHOO INC                      COM              984332106   106068  4153000 SH       SOLE                  4153000
YOUNG BROADCASTING INC         CL A             987434107     3782  1341046 SH       SOLE                  1341046